Average Annual Total Returns - AB Global Risk Allocation Fund	Feb. 26, 2021
MSCI World Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	15.90%
5 Years	12.19%
10 Years	9.87%
Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	9.20%	[1]
5 Years	4.79%	[1]
10 Years	2.83%	[1]
SixtyMsciWorldIndexFourtyBloombergBarclaysGlobalAggregateBondIndex [Member]
Average Annual Return:
1 Year	13.86%	[1]
5 Years	9.45%	[1]
10 Years	7.22%	[1]
Class A
Average Annual Return:
1 Year	5.87%	[2]
5 Years	6.07%	[2]
10 Years	5.51%	[2]
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	4.71%	[2]
5 Years	5.04%	[2]
10 Years	4.36%	[2]
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	3.59%	[2]
5 Years	4.30%	[2]
10 Years	3.99%	[2]
Class C
Average Annual Return:
1 Year	8.77%
5 Years	6.19%
10 Years	5.19%
Advisor Class
Average Annual Return:
1 Year	10.93%
5 Years	7.25%
10 Years	6.26%
Class R
Average Annual Return:
1 Year	10.24%
5 Years	6.64%
10 Years	5.64%
Class K
Average Annual Return:
1 Year	10.59%
5 Years	6.96%
10 Years	5.96%
Class I
Average Annual Return:
1 Year	10.89%
5 Years	7.35%
10 Years	6.38%

[1]

The information for the Bloomberg Barclays Global Aggregate Bond Index and for the composite index is presented to show how the Fund’s performance compares with the returns of indices of securities similar to those in which the Fund invests.

[2]	After-tax returns:
–	Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios;
–

Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and

–	Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.